(Loss)/Earnings per share (Tables)	12 Months Ended
Sep. 30, 2024
(Loss)/Earnings per share
Summary of earnings per share

Basic EPS in relation to profit/(loss) from continuing operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2024	(23,976,958)	5,059,955	(4.7386)
2023	(43,971,581)	5,258,756	(8.3616)
2022	53,408,454	4,846,450	11.0201

Diluted EPS in relation to profit/(loss) from continuing operations

2024	(23,976,958)	5,059,955	(4.7386)
2023	(43,971,581)	5,258,756	(8.3616)
2022	53,408,454	4,877,196	10.9506

Basic EPS in relation to profit/(loss) from discontinued operations	Earnings	Weighted average number of shares	Per share amount
	$		$
2024	(30,604,160)	5,059,955	(6.0483)
2023	(26,421,347)	5,258,756	(5.0243)
2022	11,667,000	4,846,450	2.4073

Diluted EPS in relation to profit/(loss) from discontinued operations

2024	(30,604,160)	5,059,955	(6.0483)
2023	(26,421,347)	5,258,756	(5.0243)
2022	11,667,000	4,877,196	2.3922

Basic EPS in relation to profit/(loss) attributable to equity holders	Earnings	Weighted average number of shares	Per share amount
	$		$
2024	(54,581,118)	5,059,955	(10.7869)
2023	(70,392,929)	5,258,756	(13.3859)
2022	65,075,454	4,846,450	13.4274

Diluted EPS in relation to profit/(loss) attributable to equity holders

2024	(54,581,118)	5,059,955	(10.7869)
2023	(70,392,929)	5,258,756	(13.3859)
2022	65,075,454	4,877,196	13.3428